Consolidated Statement of Other Comprehensive Income - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Owners of Turkcell Iletisim Hizmetleri AS	₺ 1,968,102	₺ 1,594,465	₺ 1,616,867
Profit for the year	2,037,759	1,543,803	1,903,551
Items that will not be reclassified to profit or loss:
Remeasurements of employee termination benefits	(3,738)	(34,532)	(13,466)
Income tax relating to remeasurements of employee termination benefits	748	7,066	2,563
Remeasurements of employee benefits, net of tax	(2,990)	(27,466)	(10,903)
Items that may be reclassified to profit or loss:
Changes in cash flow hedge reserve			719
Exchange differences on translation of foreign operations	27,959	63,920	166,730
Exchange differences arising from discontinued operations	72,190	154,552	(551,196)
Income tax relating to these items	(107,299)	(87,381)	(5,749)
Items that may be reclassified to profit or loss, net of tax	(7,150)	131,091	(389,496)
Other comprehensive (loss)/income for the year, net of income tax	(10,140)	103,625	(400,399)
Total comprehensive income for the year	2,027,619	1,647,428	1,503,152
Total comprehensive income for the year is attributable to:
Owners of Turkcell Iletisim Hizmetleri AS	1,968,102	1,594,465	1,616,867
Non-controlling interests	59,517	52,963	(113,715)
Total comprehensive income for the year	2,027,619	1,647,428	1,503,152
Owners of Turkcell Iletisim Hizmetleri AS	1,968,102	1,594,465	1,616,867
Continuing operations [member]
Owners of Turkcell Iletisim Hizmetleri AS	1,903,109	1,496,209	1,798,094
Total comprehensive income for the year is attributable to:
Owners of Turkcell Iletisim Hizmetleri AS	1,903,109	1,496,209	1,798,094
Owners of Turkcell Iletisim Hizmetleri AS	1,903,109	1,496,209	1,798,094
Discontinued operations [member]
Owners of Turkcell Iletisim Hizmetleri AS	64,993	98,256	(181,227)
Total comprehensive income for the year is attributable to:
Owners of Turkcell Iletisim Hizmetleri AS	64,993	98,256	(181,227)
Owners of Turkcell Iletisim Hizmetleri AS	₺ 64,993	₺ 98,256	₺ (181,227)